FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2014
FINANCIAL INSTRUMENTS
Schedule of fair value estimates and information about valuation methodologies regarding financial instruments

	Thousands of Yen
	2013		2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	¥1,195,142	¥1,195,142	¥1,378,444	¥1,378,444
Current portion of investment	100,820	100,820	101,064	101,064
Trade accounts receivable	1,158,764	1,158,764	860,202	860,202

Liabilities:
Trade accounts payable	505,498	505,498	323,898	323,898
Long-term debt:
Bank borrowings	622,500	624,493	712,600	713,612